May 5, 2005

Via EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC  20549

Re:	Mutual of America Separate Account No. 2 (TVIF Contracts)
Registration Statement on Form N-4 (File no. 811-03996; 002-90201)
Certification pursuant to Rule 497(j) of the Securities Act of 1933

Commissioners:

On behalf of the above named Registrant, I certify pursuant to Rule 497(j) of the Securities Act of 1933 that the form of Prospectus that would have been filed by Registrant pursuant to Rule 497(c) would not have differed from that contained in the most recent amendment to registration statement, filed on April 29, 2005, and that the text of the most recent amendment to registration statement has been filed electronically.

Sincerely,

Thomas L. Martin

Senior Vice President and

Associate General Counsel